Fair Value Measurements - Schedule of company's assets fair value (Details)	Dec. 31, 2021 USD ($)
Assets:
Marketable Securities held in Trust Account	$ 345,052,047
Liabilities:
Forward purchase agreement liabilities	(13,320,000)
Warrant liabilities	(21,153,666)
Total	310,578,381
Quoted Prices In Active Markets (Level 1) [Member]
Assets:
Marketable Securities held in Trust Account	345,052,047
Liabilities:
Forward purchase agreement liabilities
Warrant liabilities	(13,915,000)
Total	331,137,047
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Marketable Securities held in Trust Account
Liabilities:
Forward purchase agreement liabilities
Warrant liabilities
Total
Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Marketable Securities held in Trust Account
Liabilities:
Forward purchase agreement liabilities	(13,320,000)
Warrant liabilities	(7,238,666)
Total	$ (20,558,666)